Description	Shares	Value
COMMON STOCK§ — 99.6%

Communication Services — 13.5%
Alphabet, Cl A *	52,819	$8,597,877
Alphabet, Cl C *	47,058	7,747,629
Meta Platforms, Cl A	18,228	7,841,139
Netflix *	3,934	2,166,218
Spotify Technology *	8,305	2,329,054

		28,681,917

Consumer Discretionary — 16.5%
Airbnb, Cl A *	9,233	1,464,077
Amazon.com *	91,958	16,092,650
Booking Holdings	666	2,299,052
Chipotle Mexican Grill, Cl A *	1,300	4,107,480
Floor & Decor Holdings, Cl A *	6,249	689,452
Home Depot	8,579	2,867,273
Lululemon Athletica *	4,027	1,452,136
NIKE, Cl B	8,388	773,877
O’Reilly Automotive *	2,592	2,626,370
Starbucks	6,056	535,895
Tesla *	4,045	741,368
TJX	15,661	1,473,544

		35,123,174

Consumer Staples — 3.3%
Coca-Cola	26,063	1,609,911
Costco Wholesale	3,951	2,856,178
Monster Beverage *	47,733	2,551,329

		7,017,418

Energy — 0.6%
Hess	8,169	1,286,536

Financials — 8.0%
Cboe Global Markets	9,745	1,765,307
Mastercard, Cl A	13,250	5,978,400
Moody’s	6,228	2,306,415
Visa, Cl A	26,131	7,019,048

		17,069,170

Health Care — 12.8%
Abbott Laboratories	7,657	811,412
AbbVie	18,512	3,010,791
Boston Scientific *	41,279	2,966,722
Charles River Laboratories International *	4,246	972,334
Danaher	11,121	2,742,661
Eli Lilly	11,061	8,639,747
Humana	1,945	587,565
Intuitive Surgical *	7,885	2,922,339
Merck	8,963	1,158,199
UnitedHealth Group	7,157	3,461,841

		27,273,611

Industrials — 3.8%
Canadian Pacific Kansas City	27,535	2,159,570
Fortive	15,585	1,173,083
Uber Technologies *	44,409	2,942,984
Union Pacific	7,982	1,893,011

		8,168,648

Information Technology — 39.9%
Accenture, Cl A	3,622	1,089,896
Adobe *	6,400	2,962,112
Advanced Micro Devices *	10,784	1,707,970
Apple	89,903	15,313,178
Atlassian, Cl A *	4,278	737,099
Broadcom	1,307	1,699,453

Description	Shares	Value
Globant *	7,700	$1,375,143
Intuit	2,450	1,532,769
Lam Research	303	271,006
Marvell Technology	27,742	1,828,475
Microsoft	70,369	27,396,763
NVIDIA	20,632	17,826,461
QUALCOMM	7,803	1,294,128
Salesforce	3,985	1,071,726
ServiceNow *	5,898	4,089,260
Snowflake, Cl A *	2,377	368,910
Workday, Cl A *	18,320	4,483,454

		85,047,803

Materials — 0.9%
Sherwin-Williams	6,462	1,936,080

Real Estate — 0.3%
American Tower ‡	4,009	687,784

Total Common Stock (Cost $84,526,263)		212,292,141

Total Investments — 99.6% (Cost $84,526,263)		$212,292,141

Percentages are based on Net Assets of $213,178,752.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

FIA-QH-001-3300

1

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bonds
4.750%, 11/15/43	$25,000,000	$24,523,438
4.500%, 02/15/44	15,000,000	14,240,625
4.375%, 08/15/43	165,000,000	154,094,531
4.250%, 02/15/54	10,000,000	9,154,687
4.125%, 08/15/53	5,000,000	4,477,344
4.000%, 11/15/42 to 11/15/52	135,000,000	119,471,875
3.875%, 05/15/43	85,000,000	74,125,976
3.625%, 02/15/53	25,000,000	20,425,781
3.250%, 05/15/42	125,000,000	100,405,274
0.000%, 08/15/43 (A)	25,000,000	9,777,785
U.S. Treasury Notes
4.875%, 04/30/26	50,000,000	49,849,610
4.500%, 03/31/26	10,000,000	9,899,609
4.125%, 09/30/27	130,000,000	127,110,547
4.000%, 01/31/31 to 02/15/34	40,000,000	38,244,141
3.875%, 08/15/33	70,000,000	65,712,500
3.750%, 12/31/30	40,000,000	37,818,750

Total U.S. Treasury Obligations (Cost $921,597,272)		859,332,473

MORTGAGE-BACKED SECURITIES — 26.4%

Agency Mortgage-Backed Obligation — 14.0%
FHLMC
6.000%, 08/01/53 to 09/01/53	48,664,484	48,295,383
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	423,537	37,188
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,903,761	4,531,704
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	347,529	3,213
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	716,583	20,580
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	10,998,484	1,517,773
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	3,531,660	686,796
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	2,023,806	58,131
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	6,476,043	576,023
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	1,496,057	45,917
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	5,634,529	920,083
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	3,044,873	149,831
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	242,006	36,426
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,542,746
FHLMC, Ser 2019-4908, Cl AS, IO
0.656%, SOFR30A + 5.986%, 01/25/45 (B)	9,019,480	925,418
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	19,925,873	2,438,108

Description	Face Amount	Value
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	$14,617,381	$2,678,784
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (A)(C)	68,427,846	42,460,724
FNMA
6.500%, 11/01/53	44,634,027	45,089,478
6.000%, 09/01/53	19,173,198	18,850,661
5.500%, 05/01/44 to 01/01/54	22,668,618	22,085,042
5.000%, 07/01/53	19,711,746	18,740,042
4.500%, 08/01/41	1,826,215	1,735,634
3.000%, 11/01/46	3,638,727	3,088,027
2.710%, 09/01/29	8,000,000	7,111,352
2.180%, 01/01/27	5,000,000	4,616,374
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	982,405	177,071
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	756,440	119,678
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,379,533	239,857
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,373,748	220,117
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	1,330,172	30,763
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	1,520,490	94,393
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	303,372	4,960
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	1,807,263	1,716,516
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	2,282,625	152,420
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,633,922
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	779,427	27,452
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	3,597,151	320,493
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	6,106,014	956,262
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	5,215,647	1,081,908
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,295,655	814,480
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	11,808,403	1,802,118
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	20,000,000	20,043,766
GNMA
6.500%, 01/20/54	17,943,963	17,942,933
GNMA, Ser 2013-170, Cl QI, IO
3.159%, 11/20/43 (B)	6,697,350	708,347
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	139,425	1,024
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	1,893,489	84,690

2

Description	Face Amount	Value
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	$1,701,939	$122,108
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	1,291,911	22,169
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	9,262,261	1,482,195
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	1,133,258	15,398
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	13,820,766	2,939,642
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	725,930	13,972
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	19,290,289	2,382,650
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,716,582	2,748,186
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	25,663,291	3,143,196
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (A)(C)	32,579,909	22,559,013
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	10,305,452	10,217,394
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (A)(C)	33,703,945	27,243,014
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	20,743,434	20,753,142
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	9,793,308
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	10,925,219	10,842,227
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	10,111,799	9,975,350
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	9,746,530	9,534,427
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	3,496,106	3,450,585
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	5,980,447	5,762,945

		425,415,529

Commercial Mortgage-Backed Obligation — 6.9%
280 Park Avenue Mortgage Trust, Ser 280P, Cl F
8.446%, TSFR1M + 3.127%, 09/15/34 (B)(D)	12,500,000	11,101,560
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (B)	93,809	90,387
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,142,265
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	7,809,693
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	7,913,682
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (B)(D)	8,000,000	6,856,847

Description	Face Amount	Value
BXMT, Ser 2020-FL2, Cl A
6.331%, TSFR1M + 1.014%, 02/15/38 (B)(D)	$6,570,650	$6,332,024
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	14,921,165
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	7,000,000	6,856,959
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.168%, 06/10/48 (B)	5,000,000	3,514,036
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.959%, 04/10/47 (B)(D)	8,484,551	8,126,100
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.580%, 12/10/47 (B)	4,000,000	3,565,692
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.417%, 02/10/48 (B)(D)	9,000,000	6,925,043
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
5.681%, TSFR1M + 0.364%, 04/15/37 (B)	19,880	19,828
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	1,777	1,756
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	2,131,270	1,940,959
DROP Mortgage Trust, Ser 2021-FILE, Cl D
8.186%, TSFR1M + 2.864%, 10/15/43 (B)(D)	15,000,000	11,699,460
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.944%, 11/25/52 (B)(D)	32,140,095	26,908,041
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	9,768,547
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.191%, 04/25/48 (B)(D)	5,000,000	4,795,592
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.051%, 08/25/49 (B)(D)	8,840,000	8,371,232
Greystone CRE Notes, Ser 2024-HC3, Cl AS
8.153%, TSFR1M + 2.832%, 03/15/41 (B)(D)	18,000,000	17,969,535
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (B)(D)	2,500,000	2,128,098
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.478%, 06/15/49 (B)	4,328,000	3,350,238
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.561%, 02/15/51 (B)	486,228	475,278

3

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (B)(F)(G)	$1,000,000	$—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,835,037
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (B)(D)	4,000,000	3,207,542
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.874%, 05/15/49 (B)	2,413,000	2,215,380
TRTX Issuer, Ser 2021-FL4, Cl C
7.831%, TSFR1M + 2.514%, 03/15/38 (B)(D)	10,000,000	9,304,350
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.886%, 01/15/59 (B)	5,000,000	4,662,522
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (B)(D)	2,000,000	1,769,043
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,610,276
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (B)(D)	5,000,000	4,554,984

		208,743,151

Non-Agency Residential Mortgage-Backed Obligation — 5.5%
510 Asset Backed Trust, Ser 2021-NPL1, Cl A2
3.967%, 06/25/61 (D)(E)	20,000,000	18,516,140
510 Asset Backed Trust, Ser 2021-NPL2, Cl A2
4.090%, 06/25/61 (D)(E)	7,000,000	6,532,236
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (B)(D)	1,975,190	1,584,570
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (B)(D)	9,000,000	8,222,494
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(E)	2,000,000	1,924,714
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (B)(F)(G)	1,000,000	—
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,243,297	4,496,450
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (B)(D)	5,721,786	5,713,655
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (B)(D)	767,343	674,079
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (B)(D)	95,679	87,352

Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (B)(D)	$1,141,592	$1,013,390
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.329%, 07/25/61 (B)(D)	15,000,000	13,537,762
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (B)(D)	9,955,811	7,985,257
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (B)(D)	7,797,478	7,667,416
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.442%, 08/25/54 (B)(D)	2,993,909	3,117,773
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(E)	4,755,000	4,150,768
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,000,000	6,363,416
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (D)(E)	6,077,442	5,699,869
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (B)(D)	6,000,000	5,487,943
PRET, Ser 2024-NPL3, Cl A1
7.520%, 04/27/54 (D)(E)	6,000,000	5,995,482
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (D)(E)	9,025,861	8,011,258
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (D)(E)	2,750,000	2,397,792
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (D)(E)	8,000,000	7,615,958
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (D)(E)	5,000,000	4,669,623
PRPM, Ser 2024-2, Cl A1
7.026%, 03/25/29 (D)(E)	1,977,694	1,973,377
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (B)(D)	543,595	464,442
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (D)(E)	5,000,000	4,861,780
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.844%, 04/25/43 (B)(D)	45,479,609	1,047,341
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (B)(D)	1,500,000	1,500,277
Toorak Mortgage, Ser 2021-1, Cl M1
8.805%, 06/25/24 (D)(E)	15,000,000	14,585,861
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,303,000	2,726,633
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,000,000	3,275,180
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (B)(D)	7,310,000	6,534,007

		168,434,295

Total Mortgage-Backed Securities (Cost $842,768,293)		802,592,975

4

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 20.2%

Communication Services — 0.1%
Warnermedia Holdings
4.279%, 03/15/32	$5,000,000	$4,306,932

Consumer Discretionary — 2.5%
Choice Hotels International
3.700%, 12/01/29	8,000,000	7,054,089
3.700%, 01/15/31	3,000,000	2,564,729
Cornell University
4.835%, 06/15/34	2,000,000	1,941,785
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	4,904,038
JBS USA Holding Lux Sarl
7.250%, 11/15/53(D)	4,863,000	5,000,827
6.500%, 12/01/52	5,000,000	4,733,243
MajorDrive Holdings IV
6.375%, 06/01/29(D)	20,593,000	19,324,751
NES Fircroft Bondco
11.750%, 09/29/26(D)	2,750,000	2,886,251
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,053,290
STL Holding
8.750%, 02/15/29(D)	8,000,000	8,220,503
TransJamaican Highway
5.750%, 10/10/36(D)	1,348,772	1,196,529
VistaJet Malta Finance
7.875%, 05/01/27(D)	14,863,000	13,217,630
6.375%, 02/01/30(D)	2,000,000	1,547,667
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,106,914

		75,752,246

Consumer Staples — 0.6%
J M Smucker
6.200%, 11/15/33	5,000,000	5,164,970
JBS USA Holding Lux Sarl
6.750%, 03/15/34(D)	10,000,000	10,202,290
Philip Morris International
5.125%, 02/15/30	2,500,000	2,457,532

		17,824,792

Energy — 5.7%
Apache
7.750%, 12/15/29	4,138,000	4,448,582
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/72(B)	5,000,000	5,337,950
Barclays
9.625%, USISSO05 + 5.775%, 03/15/73(B)	5,000,000	5,225,645
6.692%, SOFRRATE + 2.620%, 09/13/34(B)	2,000,000	2,070,821
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,014,760
Colonial Pipeline
8.375%, 11/01/30(D)	500,000	555,460
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(B)(D)	5,000,000	4,937,640
New England Power
2.807%, 10/06/50(D)	5,000,000	2,908,977
Paratus Energy Services
10.000% PIK, 07/15/26(D)	87,580,719	86,705,083
10.000% PIK, 07/15/26	11,586,317	11,470,477

Description	Face Amount	Value
Petroleos Mexicanos
10.000%, 02/07/33	$5,000,000	$4,898,814
Puffin Finance Sarl
15.000%, 09/11/25	14,000,000	14,415,906
Transocean
11.500%, 01/30/27(D)	17,500,000	18,220,423
Varel Energy Solutions
12.250%, 04/07/28	1,000,000	998,750
Waldorf Energy Finance
12.000%, 03/02/26	7,000,000	5,880,000

		169,089,288

Financials — 7.2%
BAC Capital Trust XIV
5.991%, TSFR3M + 0.662%, 09/15/72(B)	9,870,000	8,146,040
Barclays
8.000%, H15T5Y + 5.431%, 12/15/72(B)	30,250,000	29,746,462
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/73(B)	2,000,000	1,627,746
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(B)	5,000,000	4,962,201
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(B)	10,000,000	9,710,899
4.000%, 02/01/29	13,300,000	12,000,961
Comerica Bank
7.875%, 09/15/26	24,790,000	25,377,064
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/72(F)(G)	10,000,000	1,100,000
Deutsche Bank
7.500%, USISDA05 + 5.003%, 04/30/73(B)	4,000,000	3,901,380
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	4,000,000	4,083,535
7.079%, SOFRRATE + 3.650%, 02/10/34(B)	10,000,000	9,971,939
3.742%, SOFRRATE + 2.257%, 01/07/33(B)	2,000,000	1,607,436
Enova International
8.500%, 09/15/25(D)	3,007,000	2,999,186
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	2,734,212
7.050%, 07/15/28(D)	11,075,000	11,138,579
HAT Holdings I
8.000%, 06/15/27(D)	100,000	102,515
Horace Mann Educators
7.250%, 09/15/28	5,000,000	5,248,844
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,532,229
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,483,724
4.700%, 01/26/26	20,750,000	20,194,764
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(B)	5,000,000	4,918,508
4.100%, 04/30/28	7,113,000	6,602,985

5

Description	Face Amount	Value
Royal Bank of Canada MTN
5.500%, 04/28/33	$10,000,000	$9,708,644
5.200%, 01/31/33	3,000,000	2,844,362
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/72(B)(D)	2,500,000	2,097,983
6.500%, H15T5Y + 5.620%, 11/13/72(B)(D)	14,492,000	11,339,652
Synchrony Bank
5.400%, 08/22/25	8,144,000	8,040,803
Synovus Bank
5.625%, 02/15/28	8,000,000	7,640,390
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	4,000,000	3,953,770
3.700%, H15T5Y + 2.541%, 01/15/73(B)	3,273,000	2,816,677

		223,633,490

Industrials — 1.4%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,733,187
Boeing
7.008%, 05/01/64(D)	2,000,000	2,001,817
5.875%, 02/15/40	5,355,000	4,925,291
2.950%, 02/01/30	3,344,000	2,809,925
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(D)	3,100,000	3,051,210
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,697,657
Concentrix
6.850%, 08/02/33	3,000,000	2,891,410
Flowserve
3.500%, 10/01/30	4,000,000	3,473,689
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	1,305,624	1,222,447
Leidos
2.300%, 02/15/31	3,291,000	2,654,303
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	2,961,019
Regal Rexnord
6.300%, 02/15/30(D)	4,500,000	4,519,242
Twma Finance
13.000%, 02/08/27	3,500,000	3,524,001

		43,465,198

Information Technology — 1.9%
Apple
4.850%, 05/10/53	7,000,000	6,493,055
3.850%, 05/04/43	10,000,000	8,194,382
Avnet
3.000%, 05/15/31	7,000,000	5,665,424
Kyndryl Holdings
4.100%, 10/15/41	22,581,000	16,549,287
Motorola Solutions
4.600%, 05/23/29	21,435,000	20,595,829

		57,497,977

Materials — 0.0%
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	293,265

Description	Face Amount	Value
Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32‡	$750,000	$613,468
Invitation Homes Operating Partnership
2.000%, 08/15/31‡	2,000,000	1,545,735
Sabra Health Care
3.200%, 12/01/31‡	3,920,000	3,149,600

		5,308,803

Utilities — 0.6%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	8,926,021
3.750%, 08/15/42	5,000,000	3,561,683
Sempra
6.000%, 10/15/39	6,000,000	5,872,359

		18,360,063

Total Corporate Obligations (Cost $636,066,630)		615,532,054

ASSET-BACKED SECURITIES — 12.1%
Automotive — 8.2%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (D)	13,000,000	12,869,610
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (D)	4,000,000	3,968,913
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (D)	5,000,000	5,000,932
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	15,000,000	15,335,971
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl C
5.630%, 01/14/30 (D)	10,000,000	9,898,057
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl C
6.240%, 04/12/30 (D)	12,000,000	11,989,052
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,702,069
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,704,119
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,772,629
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	11,438,004	11,256,335
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,756,070
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (D)	3,086,197	3,082,652

6

Description	Face Amount	Value
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	$5,500,000	$5,175,946
ENFIN, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	5,000,000	4,964,880
ENFIN, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	4,000,000	3,906,019
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	6,351,607	6,202,098
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,122,153
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,303,404
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,596,772
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	7,981,365
Ford Credit Auto Lease Trust, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	5,057,373
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	3,748,165
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (D)	4,907,828	4,901,953
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (D)	4,762,652	4,734,505
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,793,612
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	1,987,294
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (D)	10,000,000	9,823,408
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,842,581
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	27,740,000	27,807,208
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,246,439
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,908,218
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	12,265,359

Description	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (D)	$5,389,000	$5,319,228
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	4,320,000	4,281,262
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,030,488

		248,336,139

Credit Card — 0.3%
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/28	4,000,000	3,924,654
Chase Issuance Trust, Ser 2023-A2, Cl A
5.080%, 09/15/30	7,000,000	6,974,294

		10,898,948

Other Asset-Backed Securities — 3.6%
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	1,250,000	1,217,419
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,549,481
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	5,532,816
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,182,208	1,060,424
CIFC Funding, Ser 2018-1A, Cl A
6.589%, TSFR3M + 1.262%, 04/18/31 (B)(D)	8,032,836	8,037,752
CIFC Funding, Ser 2022-2A, Cl A1
6.647%, TSFR3M + 1.320%, 04/19/35 (B)(D)	4,500,000	4,485,182
CIFC Funding, Ser 2022-2A, Cl B
7.177%, TSFR3M + 1.850%, 04/19/35 (B)(D)	9,125,000	9,106,084
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (D)	1,522,284	1,511,890
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,404,819	2,212,734
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,232,132	1,212,927
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (D)	8,000,000	7,770,174
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
6.669%, TSFR3M + 1.342%, 07/16/31 (B)(D)	9,240,275	9,245,948
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	2,369,702	2,363,994
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	3,438,911	3,432,676

7

Description	Face Amount	Value
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (D)	$158,640	$158,003
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,380,438	1,925,555
OHA Credit Funding 7, Ser 2022-7A, Cl AR
6.627%, TSFR3M + 1.300%, 02/24/37 (B)(D)	25,000,000	25,002,250
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (D)	3,000,000	2,938,562
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,443,315
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	3,864,194
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	995,114	676,787
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	1,305,164	1,184,040
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (D)	695,417	625,674
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	5,574,184	4,953,422
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	3,464,688	3,221,836

		108,733,139

Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	998,278	929,682

Total Asset-Backed Securities (Cost $372,900,609)		368,897,908

COLLATERALIZED LOAN OBLIGATIONS — 5.6%
AMMC CLO 26, Ser 2023-26A, Cl B1
7.779%, TSFR3M + 2.450%, 04/15/36 (B)(D)	7,500,000	7,518,465
Battalion CLO 17, Ser 2021-17A, Cl B
7.186%, TSFR3M + 1.862%, 03/09/34 (B)(D)	5,000,000	5,008,675
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl A1AR
6.686%, TSFR3M + 1.362%, 01/20/31 (B)(D)	300,230	300,605
BlueMountain CLO, Ser 2021-2A, Cl A2R2
7.281%, TSFR3M + 1.962%, 08/20/32 (B)(D)	10,000,000	10,045,720
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
6.770%, TSFR3M + 1.442%, 01/14/32 (B)(D)	22,936,798	22,928,587

Description	Face Amount	Value
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
6.637%, TSFR3M + 1.312%, 07/27/31 (B)(D)	$10,628,008	$10,638,923
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
6.730%, TSFR3M + 1.402%, 07/15/31 (B)(D)	12,929,544	12,937,224
Golub Capital Partners, Ser 2017-21A, Cl AR
7.055%, TSFR3M + 1.732%, 01/25/31 (B)(D)	7,186,691	7,191,053
Golub Capital Partners, Ser 2017-23A, Cl AR
6.786%, TSFR3M + 1.462%, 01/20/31 (B)(D)	12,006,642	12,008,143
Golub Capital Partners, Ser 2017-24A, Cl AR
7.134%, TSFR3M + 1.862%, 11/05/29 (B)(D)	6,451,645	6,447,942
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
7.136%, TSFR3M + 1.812%, 04/20/34 (B)(D)	20,000,000	19,938,060
Oaktree CLO, Ser 2021-3A, Cl BR
7.336%, TSFR3M + 2.012%, 10/20/34 (B)(D)	13,500,000	13,493,601
Texas Debt Capital CLO, Ser 2023-1A, Cl A
7.125%, TSFR3M + 1.800%, 04/20/36 (B)(D)	4,000,000	4,020,560
Venture 37 CLO, Ser 2021-37A, Cl BR
7.340%, TSFR3M + 2.012%, 07/15/32 (B)(D)	10,000,000	9,990,070
Venture XIX, Ser 2018-19A, Cl ARR
6.850%, TSFR3M + 1.522%, 01/15/32 (B)(D)	19,250,000	19,267,037
Wind River CLO, Ser 2024-1A, Cl D
9.578%, TSFR3M + 4.250%, 04/20/37 (B)(D)	10,000,000	10,000,000

Total Collateralized Loan Obligations (Cost $171,689,558)		171,734,665

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FFCB
6.490%, 11/15/38	2,000,000	2,009,473
6.250%, 07/26/38	2,000,000	2,000,093
6.080%, 04/28/33	5,000,000	5,000,358
6.050%, 08/22/31	3,000,000	2,999,268
6.010%, 03/28/44	2,000,000	1,989,484
5.980%, 12/27/33	2,500,000	2,484,141
5.940%, 01/08/44	7,500,000	7,474,878
5.930%, 03/28/33	3,000,000	2,991,580
5.490%, 09/22/42	1,000,000	965,683
5.360%, 06/16/33	2,000,000	1,988,831
FHLB
6.500%, 09/13/38	2,500,000	2,487,287
6.360%, 04/29/44	2,000,000	2,000,502
6.230%, 12/28/37	2,000,000	1,983,113
6.110%, 12/21/32	12,000,000	11,911,511
6.050%, 07/19/38	2,000,000	1,982,128

8

Description	Face Amount	Value
6.000%, 04/12/38	$3,000,000	$2,983,432
5.940%, 04/20/43	2,000,000	1,987,715
5.625%, 02/14/34 to 02/23/39	7,000,000	6,932,779
2.150%, 09/23/36	1,500,000	1,070,131
FHLMC
7.000%, 10/30/43	1,000,000	1,007,687
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,308,811

Total U.S. Government Agency Obligations (Cost $71,757,523)		70,558,885

	Shares
COMMON STOCK — 1.7%

Energy — 1.7%
Paratus Energy Services *(F)	27,666	51,181,563

Total Common Stock (Cost $–)		51,181,563

	Face Amount
MUNICIPAL BONDS — 1.5%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	2,930,626
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	9,860,931
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,879,387	4,696,410
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,723,000	1,870,076
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,635,952
1.836%, 02/15/32	1,890,000	1,504,666
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,006,413
State of Illinois, Ser A, GO
3.140%, 10/01/24	5,000,000	4,947,445
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	3,957,531
USAFA Visitor’s Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	12,570,000	10,457,860

Total Municipal Bonds (Cost $56,509,324)		46,952,760

SOVEREIGN DEBT — 0.3%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,756,246

Description	Face Amount	Value
Kenya Government International Bond
7.250%, 02/28/28 (D)	$3,000,000	$2,821,512
Provincia de Buenos Aires
6.375%, 09/01/24 (D)(E)	327,848	144,253
Ukraine Government International Bond
7.750%, 09/01/24 (G)	5,000,000	1,571,800

Total Sovereign Debt (Cost $12,432,558)		8,293,811

	Shares
COMMERCIAL PAPER — 0.7%
Baptist Healthcare
5.403%, 05/03/24 (H)	2,000,000	1,999,675
Brookfield Corp
5.724%, 05/06/24 (H)	2,500,000	2,497,634
Fortune Brands Innovations Inc
5.567%, 05/07/24 (H)	2,000,000	1,997,803
Liberty Utility Co
5.572%, 05/13/24 (H)	2,000,000	1,996,054
Marriot International Inc
5.538%, 05/20/24 (H)	2,500,000	2,492,210
Nisource Inc
5.545%, 05/15/24 (H)	2,000,000	1,995,434
Oglethorpe Power Corp
5.572%, 05/13/24 (H)	2,000,000	1,996,075
VW Credit Inc
5.525%, 05/08/24 (H)	2,000,000	1,997,584
Walgreens Boots Alliance Inc
6.315%, 05/09/24 (H)	3,000,000	2,995,345

Total Commercial Paper (Cost $19,970,271)		19,967,814

	Face Amount

REPURCHASE AGREEMENT(I) — 0.3%
Tri Party Overnight 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $9,001,338 (collateralized by various Government Obligations, ranging in par value $2,769,000 - $444,375,531, 0.137% - 8.000%, 11/14/2035 - 10/25/2051, with a total market value of $9,486,883)	9,000,000	9,000,000

Total Repurchase Agreement (Cost $9,000,000)		9,000,000

Total Investments — 99.4% (Cost $3,114,692,038)		$3,024,044,908

Percentages are based on Net Assets of $3,041,530,305.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

9

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	PO - Principal Only
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2024 was $1,113,620,979 and represents 36.6% of Net Assets.

(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on April 30, 2024. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3300

10

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 45.2%

Communication Services — 3.5%
ANGI Group
3.875%, 08/15/28(A)	$2,000,000	$1,689,135
LCPR Senior Secured Financing DAC
6.750%, 10/15/27(A)	900,000	834,143
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,790,673
T-Mobile USA
3.500%, 04/15/31	2,000,000	1,758,928
Warnermedia Holdings
4.279%, 03/15/32	1,750,000	1,507,427

		7,580,306

Consumer Discretionary — 10.6%
Airswift Global
10.000%, 02/28/29(A)	3,000,000	3,007,500
American Axle & Manufacturing
5.000%, 10/01/29	1,000,000	902,247
APX Group
5.750%, 07/15/29(A)	3,000,000	2,789,502
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	990,380
Bloomin’ Brands
5.125%, 04/15/29(A)	2,500,000	2,300,569
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,763,522
Dillard’s
7.000%, 12/01/28	500,000	506,696
Imperial Brands Finance
6.125%, 07/27/27(A)	500,000	504,287
MajorDrive Holdings IV
6.375%, 06/01/29(A)	3,000,000	2,815,241
NES Fircroft Bondco
11.750%, 09/29/26(A)	500,000	524,773
Nissan Motor Acceptance
7.050%, 09/15/28(A)	1,000,000	1,026,645
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,055,126
Tractor Supply
5.250%, 05/15/33	500,000	488,714
Upbound Group
6.375%, 02/15/29(A)	1,000,000	959,980
VistaJet Malta Finance
7.875%, 05/01/27(A)	2,500,000	2,223,244

		22,858,426

Consumer Staples — 4.0%
J M Smucker
6.500%, 11/15/53	2,000,000	2,102,131
JBS USA Holding Lux Sarl
6.750%, 03/15/34(A)	2,000,000	2,040,458
Philip Morris International
5.125%, 02/15/30	2,000,000	1,966,026
Walgreens Boots Alliance
4.800%, 11/18/44	3,000,000	2,423,936

		8,532,551

Energy — 3.5%
Borr IHC
10.000%, 11/15/28(A)	1,200,000	1,240,469
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,666,380

Description	Face Amount	Value
Puffin Finance Sarl
15.000%, 09/11/25	$1,000,000	$1,029,708
Southern Natural Gas
4.800%, 03/15/47(A)	2,000,000	1,584,587
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/72(B)	2,000,000	1,960,000

		7,481,144

Financials — 8.0%
Arthur J Gallagher
5.750%, 07/15/54	2,000,000	1,899,811
Athene Holding
6.150%, 04/03/30	500,000	509,203
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/73(B)	2,500,000	2,034,683
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,020,884
Discover Financial Services
6.700%, 11/29/32	2,000,000	2,049,273
Golub Capital BDC
7.050%, 12/05/28	800,000	808,309
Huntington National Bank
5.699%, SOFRRATE + 1.215%, 11/18/25(B)	1,500,000	1,491,137
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	948,120
Synchrony Bank
5.625%, 08/23/27	1,000,000	979,107
UBS
5.125%, 05/15/24	1,500,000	1,497,758
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/26(A)(B)	1,000,000	1,003,649
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	988,442
Westpac Banking
2.894%, H15T5Y + 1.350%, 02/04/30(B)	2,000,000	1,946,991

		17,177,367

Industrials — 9.5%
Boeing
5.150%, 05/01/30	2,000,000	1,891,580
2.196%, 02/04/26	1,000,000	932,775
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	4,103,000	4,038,424
Concentrix
6.850%, 08/02/33	3,000,000	2,891,410
Flowserve
3.500%, 10/01/30	2,000,000	1,736,845
Icahn Enterprises
9.750%, 01/15/29(A)	1,000,000	1,037,154
4.750%, 09/15/24	1,000,000	994,090
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,496,758
Masco
7.750%, 08/01/29	1,088,000	1,188,332
nVent Finance Sarl
5.650%, 05/15/33	1,000,000	987,007

11

Description	Face Amount	Value
Regal Rexnord
6.300%, 02/15/30(A)	$1,500,000	$1,506,414
Twma Finance
13.000%, 02/08/27	1,500,000	1,510,286

		20,211,075

Information Technology — 3.8%
Apple
3.850%, 05/04/43	2,000,000	1,638,876
Consensus Cloud Solutions
6.000%, 10/15/26(A)	2,000,000	1,896,200
Corning
5.450%, 11/15/79	2,000,000	1,764,736
Kyndryl Holdings
4.100%, 10/15/41	3,829,000	2,806,219

		8,106,031

Materials — 0.2%
Mineral Resources
8.125%, 05/01/27 (A)	420,000	423,942

Real Estate — 1.7%
GLP Capital
3.250%, 01/15/32‡	2,500,000	2,044,894
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,606,939

		3,651,833

Utilities — 0.4%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	811,456

Total Corporate Obligations (Cost $100,142,596)		96,834,131

ASSET-BACKED SECURITIES — 25.0%

Automotive — 18.6%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	989,970
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,500,000	1,451,226
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,491,226
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (A)	1,000,000	992,228
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,000,186
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,022,398
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,521,302

Description	Face Amount	Value
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	$1,000,000	$994,168
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,901,265
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	926,030
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	1,714,734	1,599,882
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,534,593
CREDIBLY ASSET SECURITIZATION II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,514,746
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,467,602
ENFIN, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	1,000,000	976,505
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,352,762
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	886,091
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,390,458
GoldenTree Loan Management US CLO 19, Ser 2024-19A, Cl B
7.221%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	2,996,349
Magnetite XXXVIII, Ser 2024-38A, Cl B
7.294%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	1,997,240
Magnetite XXXVIII, Ser 2024-38A, Cl D
8.794%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	1,008,060
Magnetite XXXVIII, Ser 2024-38A, Cl E
11.794%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	1,007,093
MCF CLO VIII, Ser 2024-1A, Cl BR
0.000%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	3,001,584
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	1,990,091
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	494,395
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	491,391

12

Description	Face Amount	Value
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	$1,000,000	$977,055
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,029,837

		40,005,733

Other Asset-Backed Securities — 6.4%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,308,713
Audax Senior Debt 6, Ser 2021-6A, Cl B
7.536%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	994,397
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	922,136
CIFC Funding, Ser 2018-1A, Cl C
7.339%, TSFR3M + 2.012%, 04/18/31 (A)(B)	500,000	496,447
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	304,457	302,378
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,456,908
LCM XXII, Ser 2018-22A, Cl BR 7.586%, TSFR3M + 2.262%,
10/20/28 (A)(B)	1,500,000	1,494,784
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	473,940	473,081
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	169,516	149,629
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,287,971
OZLM Funding IV, Ser 2017-4A, Cl BR
7.786%, TSFR3M + 2.462%, 10/22/30 (A)(B)	2,000,000	1,995,952
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	329,989
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	966,048
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	165,852	112,798
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,408,875

		13,700,106

Total Asset-Backed Securities (Cost $54,858,696)		53,705,839

COLLATERALIZED LOAN OBLIGATIONS — 13.0%
Apidos CLO XI, Ser 2021-11A, Cl ER3
12.149%, TSFR3M + 6.832%, 04/17/34 (A)(B)	1,000,000	1,003,356

Description	Face Amount	Value
BlueMountain XXX, Ser 2022-30A, Cl ER
12.029%, TSFR3M + 6.700%, 04/15/35 (A)(B)	$2,000,000	$1,921,386
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
7.379%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,239,286
Chenango Park, Ser 2018-1A, Cl B
7.440%, TSFR3M + 2.112%, 04/15/30 (A)(B)	1,000,000	987,480
Golub Capital Partners, Ser 2017-17A, Cl BR
8.485%, TSFR3M + 3.162%, 10/25/30 (A)(B)	1,500,000	1,497,815
Golub Capital Partners, Ser 2017-21A, Cl CR
8.035%, TSFR3M + 2.712%, 01/25/31 (A)(B)	3,000,000	2,985,030
Golub Capital Partners, Ser 2017-23A, Cl BR
7.136%, TSFR3M + 1.812%, 01/20/31 (A)(B)	1,000,000	996,631
Golub Capital Partners, Ser 2017-23A, Cl CR
7.386%, TSFR3M + 2.062%, 01/20/31 (A)(B)	2,000,000	1,988,590
Golub Capital Partners, Ser 2017-24A, Cl DR
9.434%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	1,970,932
Golub Capital Partners, Ser 2018-26A, Cl BR
7.136%, TSFR3M + 1.812%, 04/20/31 (A)(B)	1,000,000	995,660
Golub Capital Partners, Ser 2018-36A, Cl B
7.244%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	1,987,128
Golub Capital Partners, Ser 2018-36A, Cl C
7.694%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,480,788
MCF VIII, Ser 2018-1A, Cl B
7.339%, TSFR3M + 2.012%, 07/18/30 (A)(B)	3,000,000	2,994,000
Race Point IX, Ser 2017-9A, Cl BR
7.740%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	3,962,800
Race Point IX, Ser 2017-9A, Cl DR
12.490%, TSFR3M + 7.162%, 10/15/30 (A)(B)	2,000,000	1,802,482

Total Collateralized Loan Obligations (Cost $28,192,883)		27,813,364

MORTGAGE-BACKED SECURITIES — 8.5%

Commercial Mortgage-Backed Obligation — 4.3%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	600,746

13

Description	Face Amount	Value
BXMT, Ser 2020-FL2, Cl A
6.331%, TSFR1M + 1.014%, 02/15/38 (A)(B)	$505,435	$487,079
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	1,989,489
Cold Storage Trust, Ser 2020-ICE5, Cl E
8.199%, TSFR1M + 2.880%, 11/15/37 (A)(B)	982,991	980,840
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.580%, 12/10/47 (B)	1,000,000	891,423
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.417%, 02/10/48 (A)(B)	1,517,000	1,167,254
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.191%, 04/25/48 (A)(B)	1,000,000	959,118
Greystone CRE Notes, Ser 2024-HC3, Cl AS
8.153%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	1,996,615

		9,072,564

Non-Agency Residential Mortgage-Backed Obligation — 4.2%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	1,000,000	913,610
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	953,631	952,276
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	500,000	436,463
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)(C)	675,271	633,319
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,692,116
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)(C)	1,002,873	890,140
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)(C)	1,000,000	951,995
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	972,356
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,000,000	818,795
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	893,845

		9,154,915

Total Mortgage-Backed Securities (Cost $19,238,644)		18,227,479

	Shares

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	41,620

Total Preferred Stock (Cost $64,528)		41,620

Description	Shares	Value

COMMON STOCK — 0.0%

Industrials — 0.0%
Erickson *(D)	3,761	$38

Total Common Stock (Cost $1,829,567)		38

	Face Amount
COMMERCIAL PAPER — 0.5%
Marriot International Inc
5.538%, 05/20/24 (E)	$1,000,000	996,884

Total Commercial Paper (Cost $997,092)		996,884

REPURCHASE AGREEMENT(F) — 6.5%
Tri Party Overnight 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $14,002,081 (collateralized by various Government Obligations, ranging in par value $459,000 - $454,211,743, 0.000% - 8.000%, 04/17/2030 - 12/25/2057, with a total market value of $14,782,984)	14,000,000	14,000,000

Total Repurchase Agreement (Cost $14,000,000)		14,000,000

Total Investments — 98.7% (Cost $219,324,006)		$211,619,355

Percentages are based on Net Assets of $214,448,323.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2024 was $138,845,754 and represents 64.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2024. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3300

14

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 35.1%

Automotive — 19.6%
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (A)	$1,000,000	$993,193
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl C
6.440%, 10/12/29 (A)	5,000,000	5,014,260
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	76,320	75,758
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	292,985	288,788
Carmax Auto Owner Trust, Ser 2022-4, Cl C
6.490%, 07/17/28	3,500,000	3,533,506
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,551,067
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,663,906
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	113,543	113,169
DT Auto Owner Trust, Ser 2022-2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,930,466
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,514,600
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,506,437
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	20,000	19,147
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,249,997
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	145,708	144,519
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	337,094	330,114
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,688,803
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/27 (A)	8,000,000	7,964,253
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,319,984

Description	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2023-1, Cl C
6.280%, 07/10/28 (A)	$4,326,000	$4,308,999
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D
6.680%, 04/17/28 (A)	7,000,000	7,020,236
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,036,461
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/27	2,664,224	2,666,801

		57,934,464

Credit Card — 3.7%
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,182,927
Chase Issuance Trust, Ser 2023-A2, Cl A
5.080%, 09/15/30	3,000,000	2,988,983
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,816,312
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,939,285

		10,927,507

Other Asset-Backed Securities — 11.8%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,905,700
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	816,968
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	387,290	378,739
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/35 (A)	16,232	16,214
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	3,866,105	3,810,291
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,587,257	1,411,238
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	386,096	359,566
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	1,217,827	1,209,512
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	750,000	750,613
Marlette Funding Trust, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	967,842	958,380
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	681,714	498,390

15

Description	Face Amount	Value
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	$167,055	$158,674
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,652,773
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	1,988,427
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,830,242
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,615,827
VFI ABS, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	243,570	241,008
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	2,490,765	2,496,834
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	1,687,437	1,609,311

		34,708,707

Total Asset-Backed Securities (Cost $105,563,688)		103,570,678

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Notes
4.875%, 04/30/26	5,000,000	4,984,961
4.375%, 11/30/28	25,000,000	24,621,094
4.000%, 02/29/28 to 01/31/29	60,000,000	58,209,961

Total U.S. Treasury Obligations (Cost $89,181,117)		87,816,016

CORPORATE OBLIGATIONS — 20.9%

Consumer Discretionary — 1.3%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	3,923,231

Financials — 8.2%
Capital One Financial
4.200%, 10/29/25	10,000,000	9,745,898
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/29(B)	5,000,000	5,007,872
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/28(B)	8,000,000	8,064,610
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,212,464

		24,030,844

Industrials — 7.9%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,658,526
1.750%, 10/29/24	1,000,000	980,128
Delta Air Lines
7.000%, 05/01/25(A)	5,000,000	5,037,229
Molex Electronic Technologies
3.900%, 04/15/25(A)	10,030,000	9,781,236
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	3,000,000	3,000,920

		23,458,039

Description	Face Amount	Value
Information Technology — 2.5%
Kyndryl Holdings
2.050%, 10/15/26	$8,000,000	$7,313,716

Real Estate — 1.0%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,811,839

Total Corporate Obligations (Cost $63,518,139)		61,537,669

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
FFCB
5.480%, 10/25/27	5,000,000	4,983,213
FHLMC
5.375%, 11/15/24	5,000,000	4,999,160
5.150%, 10/17/24	3,800,000	3,791,596
5.000%, 07/26/24	5,000,000	4,994,964

Total U.S. Government Agency Obligations (Cost $18,800,000)		18,768,933

MORTGAGE-BACKED SECURITIES — 1.3%

Commercial Mortgage-Backed Obligation — 1.3%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,240,584	1,160,186
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	953,631	952,276
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,742,620

Total Mortgage-Backed Securities (Cost $4,192,335)		3,855,082

	Shares
COMMERCIAL PAPER — 3.4%
Brookfield Corp
5.724%, 05/06/24 (C)	1,500,000	1,498,581
Fortune Brands Innovations Inc
5.567%, 05/07/24 (C)	1,000,000	998,901
ITT Inc
5.562%, 05/02/24 (C)	1,500,000	1,499,548
Liberty Utility Co
5.572%, 05/13/24 (C)	1,000,000	998,027
Marriot International Inc
5.538%, 05/20/24 (C)	1,500,000	1,495,326
Oglethorpe Power Corp
5.572%, 05/13/24 (C)	1,000,000	998,037
Southern California Eidson Co
5.571%, 05/01/24 (C)	1,500,000	1,499,766
VW Credit Inc
5.524%, 05/08/24 (C)	1,000,000	998,792

Total Commercial Paper (Cost $9,988,525)		9,986,978

16

Description	Face Amount	Value

REPURCHASE AGREEMENT(D) — 2.4%
Tri Party Overnight 5.350%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $7,001,040 (collateralized by various Government Obligations, ranging in par value $2,030,000 - $32,666,615, 0.500% - 6.694%, 02/15/2036 - 11/25/2051, with a total market value of $7,490,001)	$7,000,000	$7,000,000

Total Repurchase Agreement (Cost $7,000,000)		7,000,000

Total Investments — 99.3% (Cost $298,243,804)		$292,535,356

Percentages are based on Net Assets of $294,543,882.

‡	Real Estate Investment Trust

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2024 was $107,652,006 and represents 36.5% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3300

17

Description	Face Amount	Value
MUNICIPAL BONDS — 79.6%

California — 2.3%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25(A)	$250,000	$249,066
Mount Diablo Unified School District, Ser A, GO
4.000%, 08/01/31	100,000	106,896

		355,962

Colorado — 3.4%
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/26	500,000	520,012

Florida — 3.7%
City of Fort Lauderdale Florida, GO
5.000%, 07/01/35	500,000	568,489

Idaho — 2.0%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26(A)	320,000	312,885

Michigan — 3.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL
4.000%, 05/01/28	500,000	500,218

Minnesota — 1.0%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
2.600%, 09/01/42	177,698	154,731

Ohio — 1.0%
City of Medina Ohio, GO
4.000%, 12/01/32	140,000	148,560

Oklahoma — 3.3%
University of Oklahoma, Ser C, RB
5.000%, 07/01/35	500,000	506,325

South Carolina — 8.7%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
2.250%, 03/01/33	530,000	459,535
2.125%, 03/01/32	520,000	450,943
2.000%, 03/01/30	495,000	437,506

		1,347,984

Texas — 50.9%
Azle Independent School District, GO, PSF-GTD
4.000%, 02/15/47	500,000	484,361
Bruceville-Eddy Independent School District, GO, PSF-GTD
4.000%, 08/15/31	500,000	498,164
Central Texas Turnpike System, Sub-Ser C, RB
5.000%, 08/15/42	500,000	500,278
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	270,000	266,974
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	463,558

Description	Face Amount	Value
Crandall Independent School District, GO, PSF-GTD
4.000%, 08/15/48	$500,000	$476,799
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/30	500,000	542,441
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25(A)(B)	225,000	225,461
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/49	700,000	713,720
Liberty Hill Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/01/41	500,000	540,828
Lower Colorado River Authority, RB
5.000%, 05/15/39	500,000	532,829
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/29	500,000	512,167
New Braunfels Independent School District, Ser B, GO, PSF-GTD
4.375%, 02/01/40	500,000	512,215
Plainview Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/46	525,000	549,645
Pottsboro Independent School District, GO, PSF-GTD
5.000%, 02/15/47	500,000	530,578
Seminole, Hospital District, GO
4.000%, 02/15/31	545,000	444,397

		7,794,415

Total Municipal Bonds (Cost $12,777,990)		12,209,581

	Shares
COMMERCIAL PAPER — 16.3%
Board of Regents of the University of Texas System
0.000%, 06/06/24 (C)	1,500,000	1,499,267
Houston Higher Education Finance
0.156%, 05/24/24 (C)	500,000	499,808
Ohio State Higher Education
0.000%, 05/02/24 (C)	500,000	499,984

Total Commercial Paper (Cost $2,499,950)		2,499,059

Total Investments — 95.9% (Cost $15,277,940)		$14,708,640

Percentages are based on Net Assets of $15,334,477.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2024 was $787,412 and represents 5.1% of Net Assets.

(B)	Escrowed to Maturity
(C)	Interest rate represents the security’s effective yield at the time of purchase.

See “Glossary” for abbreviations.

FIA-QH-001-3300

18

Portfolio Abbreviations

ABS — Asset-Backed Security

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

COP — Certificate of Participation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

19